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                             AIM SELECT GROWTH FUND

                       Supplement dated December 29, 2000
                      to the Prospectus dated June 1, 2000


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 4 of the prospectus:

    "The fund is managed by a select committee comprised of equity research analysts employed by the advisor or A I M Capital Management, Inc., a wholly owned subsidiary of the advisor. The members of the committee provide knowledge regarding a variety of equity market capitalization sectors and investment styles. The committee meets periodically to discuss investment opportunities and ideas; however, purchases and sales of securities must have the prior approval of one of the following persons:

    o Polly A. Ahrendts, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1985.

    o Claude C. Cody IV, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

    o Joel E. Dobberpuhl, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1990.

    o Abel Garcia, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was a Senior Portfolio Manager for Waddell & Reed.

    o Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1994. From 1994 to 1998, he was Portfolio Manager of Institutional Trust Company, an affiliate of the advisor.

    o Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1986.

    o Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager with Van Kampen American Capital Asset Management, Inc.

    o Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or affiliates since 1991.

    o Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1994.

    o Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990."